Schedule of Investments

ARK Autonomous Technology & Robotics ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.7%

Aerospace & Defense - 8.3%
AeroVironment, Inc.*	234,358	$17,895,577
Elbit Systems Ltd. (Israel)	73,909	8,289,633
Kratos Defense & Security Solutions, Inc.*	1,286,972	24,310,901
Virgin Galactic Holdings, Inc.*	650,690	11,335,020
Total Aerospace & Defense		61,831,131

Auto Components - 1.8%
Workhorse Group, Inc.*	848,770	13,054,083

Automobiles - 15.3%
BYD Co. Ltd. (China)(a)	716,955	29,172,899
Niu Technologies (China)*(a)	427,274	11,224,488
Tesla, Inc.*	187,416	72,724,905
Total Automobiles		113,122,292

Biotechnology - 0.2%
Organovo Holdings, Inc.*	198,425	1,702,486

Diversified Telecommunication - 2.7%
Iridium Communications, Inc.*	746,859	19,724,546

Electrical Equipment - 1.0%
Rockwell Automation, Inc.	32,237	7,644,037

Electronic Equipment, Instruments & Components - 5.8%
FLIR Systems, Inc.	525,499	18,229,560
Trimble, Inc.*	520,563	25,054,697
Total Electronic Equipment, Instruments & Components		43,284,257

Health Care Equipment & Supplies - 1.4%
Intuitive Surgical, Inc.*	14,908	9,944,829

Industrial Conglomerates - 0.5%
Raven Industries, Inc.	156,204	3,423,992

Interactive Media & Services - 8.1%
Alphabet, Inc., Class C*	21,224	34,404,316
Baidu, Inc. (China)*(a)	124,978	16,628,323
Tencent Holdings Ltd. (China)(a)	119,507	9,123,165
Total Interactive Media & Services		60,155,804

Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc.*	3,629	11,018,188
JD.com, Inc. (China)*(a)	344,329	28,069,700
Total Internet & Direct Marketing Retail		39,087,888

Machinery - 14.2%
Caterpillar, Inc.	143,790	22,582,220
Deere & Co.	124,965	28,230,843
ExOne Co. (The)*†	1,003,858	10,088,773
Komatsu Ltd. (Japan)(a)	792,505	17,966,088
Proto Labs, Inc.*	228,586	26,991,435
Total Machinery		105,859,359

Semiconductors & Semiconductor Equipment - 12.0%
NVIDIA Corp.	16,713	8,379,230
NXP Semiconductors NV (Netherlands)	133,386	18,023,116
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	209,391	17,561,623
Teradyne, Inc.	137,128	12,046,695
Xilinx, Inc.	278,949	33,108,457
Total Semiconductors & Semiconductor Equipment		89,119,121

Software - 18.4%
2U, Inc.*	1,209,050	44,553,493
ANSYS, Inc.*	24,693	7,515,808
Autodesk, Inc.*	25,890	6,098,131
Materialise NV (Belgium)*(a)	1,342,856	45,616,818
Splunk, Inc.*	88,186	17,464,356
Synopsys, Inc.*	71,461	15,282,649
Total Software		136,531,255

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	66,687	7,259,547
Nano Dimension Ltd. (Israel)*†(a)	1,893,633	5,756,644
Stratasys Ltd.*	1,704,221	21,779,944
Total Technology Hardware, Storage & Peripherals		34,796,135

Total Common Stocks (Cost $624,746,169)		739,281,215
MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (b) (Cost $2,534,710)	2,534,710	2,534,710
Total Investments–100.0% (Cost $627,280,879)		741,815,925
Liabilities in Excess of Other Assets–(0.0)%(c)		(229,758)
Net Assets–100.0%		$741,586,167

Schedule of Investments (continued)
ARK Autonomous Technology & Robotics ETF

October 31, 2020 (Unaudited)

Affiliated Issuer Transactions
A summary of the Fund’s transactions with affiliated issuers during the period ended October 31, 2020 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2020	Value ($) at 10/31/2020
Common Stocks — 2.1%
Machinery — 1.3%
ExOne (The) Co.
7,142,895	2,428,561	(288,421)	133,505	672,233	–	–	1,003,858	10,088,773
Technology Hardware, Storage & Peripherals — 0.8%
Nano Dimension Ltd.
304,389	4,940,966	(12,564)	8,567	515,286	–	–	1,893,633	5,756,644
7,447,284	7,369,527	(300,985)	142,072	1,187,519	–	–	2,897,491	15,845,417

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2020.
(c)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$739,281,215	$–	$–	$739,281,215
Money Market Fund	2,534,710	–	–	2,534,710
Total	$741,815,925	$–	$–	$741,815,925

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.